Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Prepaid Expenses and Deposits

	December 31, 2024	December 31, 2023
Exploration and production advances	$172,982	$174,031
Prepaid expenses	82,774	426,487
Prepaid taxes	-	2,917
Close-Out Fund (Note 12)	686,159	371,124
	$941,915	$974,559

Prepaid expenses and deposits – Current	$255,756	$603,435
Long-term deposits	$686,159	$371,124